Investments in Marketable Securities (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities	$ 45,953	$ 46,851
Available-for-sale Securities, Current	(41,845)	(42,073)
Available-for-sale Securities, Noncurrent	4,108	4,778
Available-for-sale Securities, Amortized Cost Basis	45,940	46,839
Available-for-sale Securities, Gross Unrealized Losses	4	0
Available-for-sale Securities, Gross Unrealized Gains	17	12
Marketable securities	45,953	46,851
Marketable Securities Classification Minimum Maturity	3 months
Marketable Securities Classification, Maximum Maturity	1 year
Marketable Securities Classification Noncurrent Minimum Maturity	1 year
Corporate Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities	31,412	30,181
Available-for-sale Securities, Amortized Cost Basis	5,187	5,311
Available-for-sale Securities, Gross Unrealized Losses	0	0
Available-for-sale Securities, Gross Unrealized Gains	1	3
Marketable securities	5,188	5,314
US Treasury and Government [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities	5,188	5,314
Available-for-sale Securities, Amortized Cost Basis	31,401	30,173
Available-for-sale Securities, Gross Unrealized Losses	4	0
Available-for-sale Securities, Gross Unrealized Gains	15	8
Marketable securities	31,412	30,181
Commercial Paper [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities	8,291	9,293
Available-for-sale Securities, Amortized Cost Basis	8,291	9,292
Available-for-sale Securities, Gross Unrealized Losses	0	0
Available-for-sale Securities, Gross Unrealized Gains	0	1
Marketable securities	8,291	9,293
Certificates of Deposit [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities	0	1,552
Available-for-sale Securities, Amortized Cost Basis		1,552
Available-for-sale Securities, Gross Unrealized Losses		0
Available-for-sale Securities, Gross Unrealized Gains		0
Marketable securities		1,552
Municipal Bonds [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities	1,062	511
Available-for-sale Securities, Amortized Cost Basis	1,061	511
Available-for-sale Securities, Gross Unrealized Losses	0	0
Available-for-sale Securities, Gross Unrealized Gains	1	0
Marketable securities	$ 1,062	$ 511